Offerings	Mar. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	3,892,551
Proposed Maximum Offering Price per Unit	1.14
Maximum Aggregate Offering Price	$ 4,437,508.14
Fee Rate	0.01531%
Amount of Registration Fee	$ 679.38
Offering Note	In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement to which this exhibit relates shall also cover such indeterminate number of additional common shares, no par value (the “Common Shares”) of Bitfarms Ltd. (the “Registrant”) as may become issuable under the Stronghold Digital Mining, Inc. Omnibus Incentive Plan (the “Plan”) as a result of any stock split, stock distribution, recapitalization or similar transaction effected without the Registrant’s receipt of consideration that result in an increase in the number of outstanding Common Shares. Represents 2,002,551 Common Shares reserved for issuance in connection with awards issuable under the Plan and 1,890,000 Common Shares issuable upon exercise of certain time-based restricted stock units outstanding under the Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act on the basis of the average of the high and low sale prices of the Common Shares on the Nasdaq Stock Market LLC on March 13, 2025, which was $1.14. Represents 302 Common Shares issuable pursuant to stock options granted under the Plan that have not yet been exercised.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	302
Proposed Maximum Offering Price per Unit	15.75
Maximum Aggregate Offering Price	$ 4,756.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.73
Offering Note	Represents 302 Common Shares issuable pursuant to stock options granted under the Plan that have not yet been exercised. In accordance with paragraph (h)(1) of Rule 457 under the Securities Act, the maximum offering price per Common Share is the option exercise price.